Item G.1.a.i - Deutsche DWS Equity 500 Index
Portfolio (formerly DWS Equity 500 Index
Portfolio)

On December 7, 2010, Deutsche DWS Equity 500
Index Portfolio (formerly DWS Equity 500 Index
Portfolio) (the "Trust") was named as a defendant in the First Amended Complaint filed by the Official
Committee of Unsecured Creditors in the U.S.
Bankruptcy Court for the District of Delaware in the lawsuit styled Official Committee of Unsecured
Creditors of Tribune Company, et al., v. Fitzsimons et al. (the "Lawsuit"). The Lawsuit arises out of a leveraged buyout transaction ("LBO") in 2007 by which loans were made to the Tribune Company to fund the LBO and shares of the Tribune Company held by shareholders were tendered for or were converted to a right to receive cash. Following the completion of the LBO in 2007, the Tribune
Company filed for bankruptcy. The Lawsuit seeks to recover all payments made to the shareholders in the LBO. The Lawsuit has been consolidated in a multi-district litigation (the "Tribune MDL") in the United States District Court for the Southern
District of New York, case no. 12-MC-2296 (the
"District Court"). At the outset of the Lawsuit, the District Court issued a scheduling order which stayed all substantive proceedings in the Lawsuit until after the decision on motions to dismiss based on certain defenses common to the defendants filed in related cases.

On September 23, 2013, the District Court entered an order granting the defendants' motion to dismiss in certain of those related cases (the "Bondholder
Actions") due to the pendency of the Lawsuit seeking recoveries on similar grounds, and the plaintiffs in Bondholder Actions appealed that order to the United States Court of Appeals for the Second Circuit. On April 25, 2014, the District
Court entered an order governing the upcoming stage of the Lawsuit, which directed Ropes & Gray, as Liaison Counsel to the Shareholder Defendants, to file a global motion to dismiss (the "Global
Motion to Dismiss") the Lawsuit on behalf of all shareholder defendants named in Exhibit A to the current Fifth Amended Complaint (including the
Trust).  The Global Motion to Dismiss was filed on
May 23, 2014.

On March 29, 2016, the Second Circuit, in a unanimous opinion, affirmed the District Court's dismissal of the Bondholder Actions. The
Bondholder Actions plaintiffs subsequently filed a petition for rehearing, which the Second Circuit denied on July 22, 2016. On September 9, 2016, the Bondholder Actions plaintiffs filed a petition for a writ of certiorari of the Second Circuit's decision in the U.S. Supreme Court.

On January 6, 2017, the District Court granted the
Global Motion to Dismiss, dismissing the only claim asserted against the shareholder defendants named in the Lawsuit, and denied the plaintiff's request for leave to amend the Complaint.

On April 3, 2018, Supreme Court Justices Kennedy
and Thomas issued a Statement indicating that
consideration of the petition for certiorari in the
Bondholder Actions "will be deferred for an
additional period of time" because of the possibility
that "there might not be a quorum" of Justices
available to consider those cases.  The Statement
also said that this deferral would allow the Second
Circuit or the District Court to consider whether to
recall the mandate, entertain a motion to vacate the
earlier judgment, or provide any other available
relief in light of the Supreme Court's decision in
another case, FTI Consulting, Inc. v. Merit
Management Group, 830 F.3d 690 (7th Cir. 2016)
("Merit Mgmt.").  On April 10, 2018, the
Bondholder Actions plaintiffs filed a motion
requesting that the Second Circuit recall its
mandate, vacate its affirmation of the District
Court's dismissal of their claims, and remand the
Bondholder Actions to the District Court for further
proceedings.    On May 15, 2018, the Second
Circuit granted plaintiffs' motion to recall the court's mandate "in anticipation of further panel review." On December 19, 2019, the Second Circuit affirmed its prior dismissal of the Bondholder
Actions plaintiffs' claims, notwithstanding the
Supreme Court's decision in Merit Mgmt. On
January 2, 2020, the Bondholder Actions plaintiffs filed a motion requesting that the Second Circuit panel reconsider that ruling or that the full Second
Circuit review the opinion en banc (the
"Reconsideration Motion"). On February 6, 2020, the Second Circuit denied the Reconsideration
Motion. On July 6, 2020, the plaintiffs filed a further petition for a writ of certiorari in the U.S.
Supreme Court. The defendants filed a brief in opposition with the U.S. Supreme Court on August
26, 2020. The plaintiffs filed a reply brief with the U.S. Supreme Court on September 8, 2020. By order dated October 5, 2020, the U.S. Supreme
Court (with Justice Alito recused) invited the U.S.
Solicitor General to file a brief expressing the Solicitor General's views on the petition for a writ of certiorari. The Solicitor General is likely to file the invited brief no later than early summer 2021.

On April 4, 2019, the plaintiff in the Lawsuit filed a motion to amend his complaint to add constructive fraudulent conveyance claims against shareholder defendants based on an alleged change in governing law resulting from the Supreme Court's decision in Merit Mgmt. On April 23, 2019, the District Court denied that motion. On July 15, 2019, the plaintiff in the Lawsuit filed a notice of appeal to the Second
Circuit for these District Court rulings in the Lawsuit. The parties have briefed the issues on appeal, and the Second Circuit heard oral argument on August 24, 2020. This appeal remains pending before the Second Circuit.

We express no opinion on the likely outcome of these matters. Management is currently assessing the Lawsuit and has not yet determined the effect, if any, on any series of the Trust.